Credit Risk - Summary of Country Risk Exposure (Detail) - GBP (£) £ in Billions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Risk exposures	£ 346.5	£ 336.1
Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	55.0	42.9
Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.4	0.9
Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	29.0	34.9
Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	19.4	20.2
Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	191.3	189.1
Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	51.4	48.1
Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	15.6	13.8
Eurozone Countries [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.1	1.4
Eurozone Countries [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.6	1.3
Eurozone Countries [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.5	0.6
Eurozone Countries [member] | Portugal [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
Eurozone Countries [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	4.7	2.5
Eurozone Countries [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.9	2.5
Eurozone Countries [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1.7	2.6
Eurozone Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3.0	2.8
Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.7	1.4
Eurozone Countries [member] | Governments [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.4	1.0
Eurozone Countries [member] | Governments [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures		0.1
Eurozone Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.3	0.3
Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.3	0.3
Eurozone Countries [member] | Government Guaranteed [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.3	0.3
Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	6.5	6.3
Eurozone Countries [member] | Banks [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.5
Eurozone Countries [member] | Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.3	0.3
Eurozone Countries [member] | Banks [member] | Portugal [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
Eurozone Countries [member] | Banks [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.0	1.8
Eurozone Countries [member] | Banks [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.8	2.5
Eurozone Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1.1	1.1
Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3.0	3.4
Eurozone Countries [member] | Other Financial Institutions [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1.1	0.4
Eurozone Countries [member] | Other Financial Institutions [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
Eurozone Countries [member] | Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
Eurozone Countries [member] | Other Financial Institutions [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.2
Eurozone Countries [member] | Other Financial Institutions [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1.3	2.3
Eurozone Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.3
Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	5.1	2.4
Eurozone Countries [member] | Corporate counterparty [member] | Ireland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.8	0.5
Eurozone Countries [member] | Corporate counterparty [member] | Italy [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.2
Eurozone Countries [member] | Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.2
Eurozone Countries [member] | Corporate counterparty [member] | France [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.2	0.1
Eurozone Countries [member] | Corporate counterparty [member] | Germany [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1
Eurozone Countries [member] | Corporate counterparty [member] | Luxembourg [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.4	0.3
Eurozone Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1.4	1.1
All Other Countries [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	5.2	5.6
All Other Countries [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	301.0	289.9
All Other Countries [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	17.0	18.2
All Other Countries [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	6.6	7.5
All Other Countries [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.6	0.5
All Other Countries [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.5	0.5
All Other Countries [member] | Russia [member]
Disclosure of credit risk exposure [line items]
Risk exposures		0.1
All Other Countries [member] | Governments [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
All Other Countries [member] | Governments [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	44.7	33.6
All Other Countries [member] | Governments [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	6.3	4.8
All Other Countries [member] | Governments [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	3.0	2.8
All Other Countries [member] | Governments [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.2
All Other Countries [member] | Government Guaranteed [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures		0.4
All Other Countries [member] | Government Guaranteed [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.2
All Other Countries [member] | Banks [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.3	2.6
All Other Countries [member] | Banks [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	9.1	12.0
All Other Countries [member] | Banks [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	8.2	10.6
All Other Countries [member] | Banks [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.6	3.2
All Other Countries [member] | Banks [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.1
All Other Countries [member] | Banks [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
All Other Countries [member] | Other Financial Institutions [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.9	0.6
All Other Countries [member] | Other Financial Institutions [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	13.0	13.5
All Other Countries [member] | Other Financial Institutions [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	2.3	2.5
All Other Countries [member] | Other Financial Institutions [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.1
All Other Countries [member] | Other Financial Institutions [member] | Russia [member]
Disclosure of credit risk exposure [line items]
Risk exposures		0.1
All Other Countries [member] | Retail [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	191.3	189.1
All Other Countries [member] | Corporate counterparty [member] | Other [member]
Disclosure of credit risk exposure [line items]
Risk exposures	1.9	2.3
All Other Countries [member] | Corporate counterparty [member] | UK [member]
Disclosure of credit risk exposure [line items]
Risk exposures	42.9	41.3
All Other Countries [member] | Corporate counterparty [member] | US [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.1
All Other Countries [member] | Corporate counterparty [member] | Japan [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.8	1.4
All Other Countries [member] | Corporate counterparty [member] | Switzerland [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.2	0.2
All Other Countries [member] | Corporate counterparty [member] | Denmark [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.4	0.4
All Countries Excluding Eurozone Countries [member]
Disclosure of credit risk exposure [line items]
Risk exposures	330.9	322.3
All Countries Excluding Eurozone Countries [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Risk exposures	54.3	41.5
All Countries Excluding Eurozone Countries [member] | Government Guaranteed [member]
Disclosure of credit risk exposure [line items]
Risk exposures	0.1	0.6
All Countries Excluding Eurozone Countries [member] | Banks [member]
Disclosure of credit risk exposure [line items]
Risk exposures	22.5	28.6
All Countries Excluding Eurozone Countries [member] | Other Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Risk exposures	16.4	16.8
All Countries Excluding Eurozone Countries [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Risk exposures	191.3	189.1
All Countries Excluding Eurozone Countries [member] | Corporate counterparty [member]
Disclosure of credit risk exposure [line items]
Risk exposures	£ 46.3	£ 45.7